EQUITY	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
EQUITY
EQUITY
PBFX had 15,864,388 common units held by the public outstanding as of June 30, 2015. PBF Energy owns 2,572,944 of PBFX's common units and 15,886,553 of PBFX's subordinated units constituting an aggregate of 53.8% of PBFX's limited partner interest. In accordance with PBFX's partnership agreement, PBF Energy's subordinated units will convert into common units on a one-for-one basis once PBFX has met specified distribution targets and successfully completed other tests set forth in PBFX's partnership agreement.

Issuance of Additional Interests
PBFX's partnership agreement authorizes PBFX to issue an unlimited number of additional partnership interests for the consideration and on the terms and conditions determined by PBFX's general partner without the approval of the unitholders. In the second quarter of 2015, 59,507 of the Partnership's phantom units issued under the PBFX 2014 long-term incentive plan vested into common units held by members of management and directors. In addition, on May 14, 2015, PBFX partially funded the Delaware City Products Pipeline and Truck Rack Acquisition with $30,500 of Partnership common units, or 1,288,420 common units. It is possible that PBFX will fund future acquisitions through the issuance of additional common units, subordinated units or other partnership interests.
Holders of any additional common units PBFX issues will be entitled to share equally with the then-existing common unitholders in PBFX's distributions of available cash.

Equity Activity
The summarized changes in the carrying amount of our equity during the six months ended June 30, 2015 are as follows:

	Net Investment	Common Units - Public	Common Units - PBF	Subordinated Units - PBF	IDR	Total
Balance at December 31, 2014	$15,713	$336,369	$(167,787)	$(288,875)	—	$(104,580)
Net income attributable to Delaware City Products Pipeline and Truck Rack	1,274	—	—	—	—	1,274
Distributions from Delaware City Products Pipeline and Truck Rack	(1,012)	—	—	—	—	(1,012)
Allocation of Delaware City Products Pipeline and Truck Rack assets acquired to unitholders	(15,975)	(11,390)	27,365	—	—	—
Distributions to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition	—	—	(112,500)	—	—	(112,500)
Quarterly distributions to unitholders (including IDRs)	—	(11,033)	(1,325)	(10,803)	(30)	(23,191)
Net income attributable to Partnership	—	17,227	1,769	17,295	—	36,291
Contributions from PBF LLC	—	—	2,164	—	—	2,164
Unit-based compensation expense	—	1,613	—	—	—	1,613
Balance at June 30, 2015	$—	$332,786	$(250,314)	$(282,383)	$(30)	$(199,941)

Allocations of Net Income
PBFX's partnership agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, PBFX's partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to PBF LLC.

Cash distributions
PBFX's Partnership Agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive. On March 4, 2015, we paid a quarterly cash distribution, based on the results of the fourth quarter of 2014, totaling $10,885, or $0.33 per unit to unitholders of record on February 23, 2015. On May 20, 2015, we paid a quarterly cash distribution, based on the results of the first quarter of 2015, totaling $12,026, or $0.35 per unit to unitholders of record on May 15, 2015.
The allocation of total quarterly cash distributions to general and limited partners is as follows in the table below for the three and six months ended June 30, 2015 and 2014. The Partnership's distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

IDR - PBF LLC	$151	$—	$181	$—
Limited partners’ distributions:
Common – public	6,049	2,573	11,773	2,573
Common – PBF LLC	952	12	1,853	12
Subordinated – PBF LLC	5,878	2,542	11,438	2,542
Total distributions	13,030	5,127	25,245	5,127
Total cash distributions (1)	$12,852	$5,084	$24,878	$5,084
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(1) Excludes phantom unit distributions which are accrued and paid upon vesting.